AMERICAN ISRAELI SHARED VALUES TRUST

April 25, 2011

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  American Israeli Shared Values Trust, File Nos. 333-146077 and 811-22119; Rule 497(j) Certification

Ladies and Gentlemen:

        The undersigned officer of American Israeli Shared Values Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 4 to Form N-1A Registration Statement filed by the Trust on March 31, 2011.

        2.     The text of Post-Effective Amendment No. 4 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 31, 2011.

AMERICAN ISRAELI SHARED VALUES TRUST

By:  /s/ Jamia C. Jasper______
Jamia C. Jasper
President